Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of disaggregated by primary geographical markets and revenue
	As of March 31, 2023	As of December 31, 2022
Long-lived assets:
United States	$40,442	$48,880
Canada	4,244,222	4,527,581
Total	$4,284,664	$4,576,461